Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 220,500,000
Previously Paid Amount
Total Fee Amount	33,758.55
Total Offset Amount
Net Fee	$ 33,758.55